UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03430

                        OPPENHEIMER U.S. GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                            (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2002 - August 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended August 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. For the fiscal year that ended August 31, 2003, two key factors positively impacted Oppenheimer U.S. Government Trust's performance, specifically during the last few months of the period. First, our decision to maintain slightly less duration, or interest-rate sensitivity, than many of our peers, proved to significantly benefit performance once rates began rising in June.
   Second, the fact that we maintained our overweighted exposure to higher-coupon mortgage-backed securities (MBSs) through the end of the period also boosted performance. As rates began to increase, MBSs as a whole--which were generally comprised of lower-coupon mortgages at that time--underperformed other non-Treasury securities significantly because the market expected these lower-coupon securities to prepay much more slowly. As a result, the duration of lower-coupon MBSs increased, which means that their sensitivity and risk to interest rates increased, making them less attractive overall to investors.
   All of these conditions made higher-coupon mortgage-backed securities more appealing to investors, and demand increased, helping them outperform their lower-coupon counterparts. Since we maintained our relative overweighted exposure to these securities, Fund performance benefited substantially.
   Finally, we achieved a modest addition to performance throughout the bulk of the period by our overall exposure to non-Treasury securities, such as agencies and asset-backed securities. Specifically, we had exposure to very short-term, high quality asset-backed securities with durations of a year or less. These "spread products," which generally tend to offer a yield advantage over Treasuries, outperformed Treasuries during the first half of the Fund's fiscal year and, consequently, our holdings in this area added to performance. In particular, the fact that we favored Fannie Mae securities within the mortgage arena also helped, as these securities slightly outperformed Freddie Mac securities. 1


1. Freddie Mac (Federal Home Loan Mortgage Corporation) is a Congressionally chartered corporation that purchases residential mortgages in the secondary market from S&Ls, banks, and mortgage bankers and securitizes these mortgages for sale in the capital markets. Federal National Mortgage Association (Fannie
Mae) is publicly owned, government-sponsored corporation chartered to purchase mortgages from lenders and resell them to investors. Known by the nickname Fannie Mae, it packages mortgages backed by the Federal Housing Administration, but also sells some nongovernment-backed mortgages.

5  |  OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION

   Conversely, one of the very same factors that added to performance at the end of the period actually proved to significantly detract from it throughout the first half of the year. The fact that we held less interest-rate sensitivity than many peer funds hurt the Fund's performance as rates continued to slide until June. The good news was that once rates reversed direction in June, the rebound was so significant, we generally regained the performance we lost up until that point. Likewise, while our emphasis on higher-coupon mortgage securities substantially added to performance in the last few months of the period, it somewhat detracted from returns in the beginning of the year. Fortunately, once again, the gains we enjoyed in the last few months of the fiscal year from our higher-coupon mortgage-backed holdings were substantial enough to balance out the losses we suffered earlier in the year. The Fund's holdings, strategies and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2003. In the case of Class A shares, performance is measured over a ten-year period. In the case of Class B shares, performance is measured from the inception of the Class on July 21, 1995, and in the case of Class C shares, from the inception of the Class on December 1, 1993. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from the inception of the Class on May 18, 1998. The Fund's performance reflects the deduction of the current maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge for Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions. Class Y shares are offered only to certain institutional shareholders under special arrangement with the Distributor and are not subject to a sales charge.
   The Fund's performance is compared to that of the Lehman Brothers U.S. Government Bond Index, an unmanaged index including all U.S. Treasury issues, publicly-issued debt of U.S. Government agencies and quasi-public corporations and U.S. Government guaranteed corporate debt, and is widely regarded as a general measurement of the performance of the U.S. Government bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data shows the effect of taxes. Also, the Fund's performance reflects the effect of Fund operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in any one index.

6  |  OPPENHEIMER U.S. GOVERNMENT TRUST

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer U.S. Government Trust (Class A)
     Lehman Brothers U.S. Government Bond Index

[LINE CHART]
           Value of Investment       Lehman Brothers U.S.
Date             In Fund             Government Bond Index
06/30/1993         9,525                     10,000
09/30/1993         9,719                     10,325
12/31/1993         9,709                     10,290
03/31/1994         9,509                      9,980
06/30/1994         9,413                      9,866
09/30/1994         9,514                      9,908
12/31/1994         9,585                      9,943
03/31/1995        10,103                     10,411
06/30/1995        10,470                     11,056
09/30/1995        10,657                     11,252
12/31/1995        11,016                     11,766
03/31/1996        10,918                     11,500
06/30/1996        10,983                     11,555
08/31/1996 1      11,029                     11,558
11/30/1996        11,582                     12,217
02/28/1997        11,606                     12,122
05/31/1997        11,834                     12,272
08/31/1997        12,181                     12,636
11/30/1997        12,590                     13,115
02/28/1998        12,858                     13,413
05/31/1998        13,020                     13,651
08/31/1998        13,309                     14,187
11/30/1998        13,433                     14,525
02/28/1999        13,354                     14,293
05/31/1999        13,339                     14,256
08/31/1999        13,256                     14,206
11/30/1999        13,435                     14,325
02/29/2000        13,506                     14,455
05/31/2000        13,709                     14,677
08/31/2000        14,188                     15,307
11/30/2000        14,587                     15,802
02/28/2001        15,022                     16,464
05/31/2001        15,014                     16,407
08/31/2001        15,571                     17,088
11/30/2001        15,952                     17,434
02/28/2002        16,135                     17,555
05/31/2002        16,276                     17,688
08/31/2002        17,088                     18,692
11/30/2002        17,175                     18,813
02/28/2003        17,670                     19,531
05/31/2003        17,905                     20,073
08/31/2003        17,404                     19,250

Average Annual Total Returns of Class A Shares of the Fund at 8/31/03 2
1-Year  -2.99%             5-Year  4.49%    10-Year  5.50%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer U.S. Government Trust (Class B)
     Lehman Brothers U.S. Government Bond Index

[LINE CHART]
            Value of Investment    Lehman Brothers U.S.
Date              In Fund          Government Bond Index

07/21/1995        10,000                     10,000
09/30/1995        10,230                     10,215
12/31/1995        10,563                     10,681
03/31/1996        10,438                     10,440
06/30/1996        10,480                     10,490
08/31/1996 1      10,509                     10,492
11/30/1996        11,015                     11,091
02/28/1997        11,018                     11,005
05/31/1997        11,214                     11,141
08/31/1997        11,521                     11,471
11/30/1997        11,886                     11,906
02/28/1998        12,116                     12,177
05/31/1998        12,246                     12,392
08/31/1998        12,494                     12,879
11/30/1998        12,587                     13,186
02/28/1999        12,489                     12,976
05/31/1999        12,451                     12,942
08/31/1999        12,350                     12,897
11/30/1999        12,493                     13,004
02/29/2000        12,535                     13,122
05/31/2000        12,700                     13,324
08/31/2000        13,119                     13,896
11/30/2000        13,448                     14,345
02/28/2001        13,839                     14,946
05/31/2001        13,805                     14,895
08/31/2001        14,308                     15,513
11/30/2001        14,658                     15,827
02/28/2002        14,826                     15,937
05/31/2002        14,955                     16,057
08/31/2002        15,702                     16,969
11/30/2002        15,781                     17,079
02/28/2003        16,236                     17,730
05/31/2003        16,452                     18,223
08/31/2003        15,992                     17,475

Average Annual Total Returns of Class B Shares of the Fund at 8/31/03 2
1-Year  -3.87%             5-Year  4.38%    Since Inception  5.96%

1. The Fund changed its fiscal year end from June 30 to August 31.
2. See Notes on page 10 for further details.
The performance information for the Lehman Brothers U.S. Government Bond Index in the graphs begins on 6/30/93 for Class A, 7/31/95 for Class B, 11/30/93 for Class C, 2/28/01 for Class N and 5/31/98 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7  |  OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer U.S. Government Trust (Class C)
     Lehman Brothers U.S. Government Bond Index

[LINE CHART]
            Value of Investment  Lehman Brothers U.S.
Date              In Fund        Government Bond Index

12/01/1993        10,000                10,000
12/31/1993        10,040                10,039
03/31/1994         9,787                 9,737
06/30/1994         9,678                 9,625
09/30/1994         9,761                 9,666
12/31/1994         9,815                 9,700
03/31/1995        10,323                10,156
06/30/1995        10,676                10,786
09/30/1995        10,835                10,978
12/31/1995        11,190                11,479
03/31/1996        11,057                11,220
06/30/1996        11,114                11,273
08/31/1996 1      11,146                11,276
11/30/1996        11,684                11,919
02/28/1997        11,687                11,826
05/31/1997        11,896                11,972
08/31/1997        12,222                12,327
11/30/1997        12,610                12,794
02/28/1998        12,853                13,086
05/31/1998        12,991                13,317
08/31/1998        13,241                13,841
11/30/1998        13,353                14,170
02/28/1999        13,234                13,944
05/31/1999        13,209                13,908
08/31/1999        13,101                13,859
11/30/1999        13,237                13,975
02/29/2000        13,295                14,102
05/31/2000        13,471                14,319
08/31/2000        13,915                14,933
11/30/2000        14,264                15,416
02/28/2001        14,663                16,062
05/31/2001        14,643                16,007
08/31/2001        15,141                16,671
11/30/2001        15,483                17,008
02/28/2002        15,632                17,126
05/31/2002        15,754                17,256
08/31/2002        16,511                18,236
11/30/2002        16,549                18,354
02/28/2003        16,998                19,054
05/31/2003        17,211                19,583
08/31/2003        16,696                18,780

Average Annual Total Returns of Class C Shares of the Fund at 8/31/03 2
1-Year   0.13%     5-Year 4.75%    Since Inception 5.40%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer U.S. Government Trust (Class N)
     Lehman Brothers U.S. Government Bond Index

[LINE CHART]
           Value of Investment    Lehman Brothers U.S.
Date             In Fund          Government Bond Index

03/01/2001        10,000                10,000
05/31/2001         9,980                 9,965
08/31/2001        10,350                10,379
11/30/2001        10,590                10,589
02/28/2002        10,726                10,662
05/31/2002        10,812                10,743
08/31/2002        11,346                11,353
11/30/2002        11,391                11,427
02/28/2003        11,713                11,863
05/31/2003        11,854                12,192
08/31/2003        11,511                11,692

Average Annual Total Returns of Class N Shares of the Fund at 8/31/03 2
1-Year   0.47%     Since Inception 5.79%

1. The Fund changed its fiscal year end from June 30 to August 31.
2. See Notes on page 10 for further details.

8  |  OPPENHEIMER U.S. GOVERNMENT TRUST

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer U.S. Government Trust (Class Y)
     Lehman Brothers U.S. Government Bond Index

[LINE CHART]
           Value of Investment       Lehman Brothers U.S.
Date             In Fund             Government Bond Index
05/18/1998        10,000                    10,000
05/31/1998        10,041                    10,000
08/31/1998        10,282                    10,393
11/30/1998        10,316                    10,640
02/28/1999        10,238                    10,471
05/31/1999        10,235                    10,443
08/31/1999        10,198                    10,407
11/30/1999        10,342                    10,494
02/29/2000        10,400                    10,589
05/31/2000        10,570                    10,752
08/31/2000        10,951                    11,213
11/30/2000        11,255                    11,576
02/28/2001        11,612                    12,061
05/31/2001        11,613                    12,019
08/31/2001        12,056                    12,518
11/30/2001        12,356                    12,772
02/28/2002        12,490                    12,860
05/31/2002        12,623                    12,957
08/31/2002        13,268                    13,693
11/30/2002        13,363                    13,782
02/28/2003        13,746                    14,307
05/31/2003        13,958                    14,705
08/31/2003        13,582                    14,102

Average Annual Total Returns of Class Y Shares of the Fund at 8/31/03 2
1-Year  2.37%     5-Year 5.72%     Since Inception 5.96%

The performance information for the Lehman Brothers U.S. Government Bond Index in the graphs begins on 6/30/93 for Class A, 7/31/95 for Class B, 11/30/93 for Class C, 2/28/01 for Class N and 5/31/98 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9  |  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 8/16/85. Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 7/21/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, Class B performance does not include contingent deferred sales charge and uses Class A performance for the period after conversion.

Class C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 5/18/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


10  |  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  August 31, 2003

                                                                                 Principal   Market Value
                                                                                    Amount     See Note 1
------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--12.3%

 Ameriquest Mortgage Securities, Inc., Home Equity
 Mtg. Obligations, Series 2001-3, Cl. M1, 2.09%, 2/25/32 1                    $  4,000,000 $    4,030,846
------------------------------------------------------------------------------------------------------------
 AQ Finance NIM Trust, Home Equity Collateralized Mtg. Obligations:
 Series 2001-3A, Cl. Note, 8.835%, 2/25/32 2                                       214,952        215,513
 Series 2002-1, Cl. Note, 9.50%, 6/25/32 3                                         482,605        479,589
------------------------------------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
 Series 2002-4, Cl. A2B, 1.74%, 1/17/05 3                                        5,726,054      5,737,523
------------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
 Series 2002-A, Cl. MF2, 6.54%, 1/25/32                                          5,000,000      5,213,502
 Series 2003-B, Cl. AF1, 1.64%, 2/25/18 3                                        3,814,271      3,809,981
------------------------------------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed Certificates, Home
 Equity Mtg. Obligations, Series 2003-4, Cl. 1A1, 1.23%, 9/25/17 1              11,480,000     11,477,130
------------------------------------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
 Certificates, Series 2003-B, Cl. A2, 1.287%, 3/15/06                            5,160,000      5,148,700
------------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
 Mtg. Obligations:
 Series 2002-1, Cl. AF1, 2.474%, 9/25/32                                         3,761,807      3,777,876
 Series 2003-2, Cl. AF1, 1.21%, 5/25/33 1,3                                      7,001,436      6,999,216
------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through
 Certificates, Series 2000-4, Cl. M1, 8.73%, 5/1/32 3                            5,000,000      1,653,125
------------------------------------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
 Series 2002-B, Cl. A2, 2.20%, 4/6/05                                            3,626,063      3,636,963
------------------------------------------------------------------------------------------------------------
 Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations,
 Series 2000-A, Cl. B, 2.21%, 8/15/25 1,3,8                                      4,550,157         22,751
------------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Loan Certificates,
 Series 2002-D, Cl. A2A, 2.10%, 3/15/05                                          8,793,113      8,822,647
------------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
 Series 2002-2, Cl. A1, 1.91%, 4/16/07                                           9,217,398      9,249,346
 Series 2003-3, Cl. A1, 1.50%, 1/15/08                                          15,030,000     15,006,516
------------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivables
 Obligations, Series 2002-3, Cl. A2, 2.26%, 12/18/04                             4,650,531      4,663,326
------------------------------------------------------------------------------------------------------------
 Household Automotive Trust, Automobile Loan Certificates,
 Series 2002-2, Cl. A2, 2.15%, 12/19/05                                          4,320,315      4,333,339
------------------------------------------------------------------------------------------------------------
 Lehman ABS Manufactured Housing Contract, Commercial Mtg.
 Pass-Through Certificates, Series 2001-B, Cl. A4, 5.27%, 9/15/18                6,578,757      6,821,612
------------------------------------------------------------------------------------------------------------
 M&I Auto Loan Trust, Automobile Loan Certificates, Series 2002-1,
 Cl. A2, 1.95%, 7/20/05                                                          3,071,968      3,078,641
------------------------------------------------------------------------------------------------------------
 MMCA Auto Lease Trust, Auto Retail Installment Contracts,
 Series 2002-A, Cl. A2, 1.28%, 5/16/05 1,2                                       5,462,206      5,466,565
------------------------------------------------------------------------------------------------------------
 MSF Funding LLC, Collateralized Mtg. Obligations, Series 2000-1,
 Cl. A, 3.61%, 7/25/07 1,3                                                       1,477,644      1,108,233
------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations, Series 2002-I,
 Cl. ECFD, 9.25%, 3/25/32 3                                                        574,123        568,740
------------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Auto Receivable Nts.:
 Series 2002-C, Cl. A2, 1.94%, 9/15/04                                           5,965,245      5,974,553
 Series 2003-B, Cl. A2, 1.20%, 11/15/05                                         16,000,000     15,980,526



11  |  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Continued

                                                                                 Principal   Market Value
                                                                                    Amount     See Note 1
------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities Continued

 Providian Master Trust, Sub. Collateralized Mtg. Obligations,
 Series 2000-2, Cl. C, 7.98%, 4/15/09 2                                       $  3,000,000 $    3,013,758
------------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities II, Inc., Home Equity Loan
 Pass-Through Certificates, Series 2002-HS1, Cl. M2,
 6.46%, 1/25/27 3                                                                3,000,000      3,067,319
------------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
 Obligations, Series 2002-B, Cl. A3, 3.76%, 6/15/06                              4,545,000      4,626,115
------------------------------------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
 Series 2002-1, Cl. A2, 1.95%, 3/15/05                                           1,501,685      1,504,203
 Series 2003-1, Cl. A2, 1.22%, 4/17/06                                           9,600,000      9,585,070
------------------------------------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables,
 Series 2003-1, Cl. A2, 1.11%, 12/20/05                                         20,000,000     19,956,008
                                                                                           -----------------
 Total Asset-Backed Securities (Cost $182,681,849)                                            175,029,232

------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--70.7%
------------------------------------------------------------------------------------------------------------
 Government Agency--63.6%
------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored--62.5%
 FHLMC Structured Pass-Through Securities, Collateralized Mtg. Obligations:
 Series H003, Cl. A2, 1.88%, 1/15/07                                             8,154,032      8,196,276
 Series H006, Cl. A1, 1.724%, 4/15/08 3                                          5,573,624      5,487,463
------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 7.50%, 9/1/12-2/1/32                                                            4,205,725      4,480,428
 8%, 4/1/16                                                                      6,076,616      6,572,209
 9%, 8/1/22-5/1/25                                                               1,355,904      1,510,125
 9.50%, 10/1/03-11/1/03                                                                111            113
 11.50%, 6/1/20                                                                    111,142        125,692
 12.50%, 7/1/19                                                                    329,990        376,569
 13%, 8/1/15                                                                       294,005        337,554
 14%, 1/1/11                                                                        78,478         90,625
------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
 Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                        347,933        352,143
------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates:
 Series 2368, Cl. PN, 6.50%, 7/15/28                                             8,021,138      8,096,846
 Series 2368, Cl. PR, 6.50%, 10/15/31                                           10,000,000     10,301,026
 Series 2392, Cl. PV, 6%, 12/15/20                                               9,952,000     10,099,630
 Series 2410, Cl. NE, 6.50%, 9/15/30                                             7,850,000      8,255,407
 Series 2420, Cl. BC, 6.50%, 7/15/26                                             1,248,846      1,250,119
 Series 2423, Cl. PD, 6.50%, 11/15/30                                           10,000,000     10,243,059
 Series 2500, Cl. FD, 1.607%, 6/15/32 1                                          5,183,952      5,219,591
 Series 2526, Cl. FE, 1.51%, 6/15/29 1                                           5,816,129      5,855,861
 Series 2551, Cl. FD, 1.51%, 1/15/33 1                                           5,166,786      5,183,722
------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 206, Cl. IO, (24.008)%, 12/15/29 4                                       4,815,905        896,927
 Series 2410, Cl. PI, (99.99)%, 2/15/26 3,4                                         99,134            319



12  |  OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                 Principal   Market Value
                                                                                    Amount     See Note 1
------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored Continued
 Federal Home Loan Mortgage Corp./Government National Mortgage
 Assn., Gtd. Multiclass Mtg. Participation Certificates, Series 28, Cl. PG,
 6.875%, 2/25/23                                                              $  5,712,000 $    6,058,795
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5%, 9/1/33 5                                                                   20,298,000     19,644,648
 5.50%, 9/1/33 5                                                                93,890,000     93,508,619
 6%, 9/25/33 5                                                                  94,602,000     96,198,409
 6.50%, 11/1/28-5/1/31                                                          11,278,132     11,683,188
 6.50%, 9/1/33 5                                                               128,913,000    133,304,035
 7%, 8/1/29-4/1/30                                                               1,925,896      2,032,041
 7%, 9/25/33 5                                                                 359,038,000    378,224,273
 8%, 12/1/22                                                                       235,769        256,297
 8.50%, 7/1/32                                                                   1,994,878      2,147,136
 11%, 7/1/16                                                                       163,360        183,972
 11.50%, 11/1/15-11/17/20                                                          842,047        954,569
 13%, 11/1/12                                                                       13,333         14,985
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
 Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                             10,000,000     10,866,601
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
 Trust 1992-34, Cl. G, 8%, 3/25/22                                                 589,589        625,830
 Trust 1993-202, Cl. PH, 6.50%, 2/25/22                                            888,421        896,901
 Trust 1994-27, Cl. PH, 6.50%, 9/25/22                                           2,412,021      2,453,697
 Trust 2001-38, Cl. CD, 6.50%, 5/25/29                                           6,024,587      6,046,903
 Trust 2001-44, Cl. ML, 6.50%, 6/25/29                                           4,300,818      4,330,452
 Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                          10,000,000     10,247,041
 Trust 2002-52, Cl. FD, 1.61%, 9/25/32 1                                         6,991,869      7,015,311
 Trust 2002-77, Cl. WF, 1.51%, 12/18/32 1                                        8,703,053      8,728,155
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates Interest-Only Stripped Mtg.-Backed
 Security, Trust 2001-T4, Cl. IO, (14.211)%, 7/25/28 3,4                        22,567,073        507,759
                                                                                           -----------------
                                                                                              888,861,321

------------------------------------------------------------------------------------------------------------
 GNMA/Guaranteed--1.1%
 Government National Mortgage Assn.:
 4.375%, 4/20/17                                                                    87,463         89,847
 6.50%, 11/15/23-12/15/23                                                          473,869        495,438
 7%, 1/15/28-1/20/30                                                             4,209,838      4,448,092
 7.25%, 12/15/05                                                                     2,666          2,767
 7.50%, 10/15/06-11/15/26                                                        3,614,010      3,865,015
 8%, 3/15/05-8/15/28                                                             1,238,409      1,336,062
 8.25%, 4/15/08                                                                     24,351         26,251
 8.50%, 1/15/06-12/15/17                                                         1,964,984      2,165,048
 9%, 9/15/08-5/15/09                                                                57,185         62,231
 9.50%, 7/15/18-12/15/19                                                           148,966        165,562
 10%, 8/15/17-8/15/19                                                              281,105        315,819
 10.50%, 2/15/13-5/15/21                                                         1,073,649      1,212,052
 11%, 10/20/19-7/20/20                                                             648,948        732,667
 11.50%, 2/15/13                                                                    18,014         20,359
 12%, 12/15/12-3/15/14                                                               7,658          8,805
 12.50%, 1/15/14-6/15/19                                                           171,033        197,030
 13%, 4/15/11-12/15/14                                                              34,899         40,325




13  |  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Continued

                                                                                 Principal   Market Value
                                                                                    Amount     See Note 1
------------------------------------------------------------------------------------------------------------
 GNMA/Guaranteed Continued
 Government National Mortgage Assn.: Continued
 13.50%, 5/15/11-1/15/13                                                      $     19,156 $       22,369
 14%, 6/15/11                                                                       12,531         14,699
                                                                                           -----------------
                                                                                               15,220,438

------------------------------------------------------------------------------------------------------------
 Private--7.1%
------------------------------------------------------------------------------------------------------------
 Commercial--4.6%
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1996-MD6, Cl. A2, 7.312%, 11/13/29 1                                     3,000,000      3,264,275
 Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                        5,000,000      5,438,559
------------------------------------------------------------------------------------------------------------
 Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
 Pass-Through Certificates, Series 1997-CTL1, 9.227%,
 6/22/24 2,4                                                                    55,920,624      2,041,209
------------------------------------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Interest-Only Stripped
 Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 53.541%,
 12/25/20 3,4                                                                    5,077,472            793
------------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through
 Certificates, Series 2001-SPGA, Cl. B, 6.662%, 8/13/18 3                       10,767,000     11,540,415
------------------------------------------------------------------------------------------------------------
 Heller Financial Commercial Mortgage Asset Corp., Interest-Only
 Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 9.244%,
 1/17/34 3,4                                                                   190,408,284      3,818,600
------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
 Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                           10,000,000     11,552,905
------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
 Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1,3                                     1,864,242      1,826,957
------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
 Series 1996-WF1, Cl. A2, 7.385%, 11/15/28 1,2                                   2,565,829      2,581,429
------------------------------------------------------------------------------------------------------------
 PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                         10,000,000     10,886,811
------------------------------------------------------------------------------------------------------------
 Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
 Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                   8,181,000      9,246,151
------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations,
 Interest-Only Mtg. Pass-Through Certificates, Series 2002-AL1, Cl. AIO,
 7.631%, 3/25/33 3,4                                                            30,127,187      3,613,536
                                                                                           -----------------
                                                                                               65,811,640

------------------------------------------------------------------------------------------------------------
 Residential--2.5%
 ARC Net Interest Margin Trust, Collateralized Mtg. Obligations,
 Series 2001-6A, Cl. A, 7.25%, 10/27/31 3                                          227,940        225,661
------------------------------------------------------------------------------------------------------------
 Citicorp Mortgage Securities, Inc., Collateralized Mtg. Obligations,
 Series 2002-2, Cl. 2A3, 6%, 2/25/32                                            10,000,000     10,234,119
------------------------------------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg. Pass-Through Certificates,
 Series 1993-12, Cl. B1, 6.625%, 2/25/24 6                                         521,194        521,117
------------------------------------------------------------------------------------------------------------
 Granite Mortgages plc, Mtg.-Backed Obligations, Series 2002-2,
 Cl. 1A1, 1.479%, 1/21/17 1,3                                                    1,805,135      1,805,063
------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
 Series 2001-1, Cl. B, 6.64%, 4/15/18 3                                          2,500,000      2,545,735
------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%,
 2/25/32                                                                         4,628,807      4,136,433
------------------------------------------------------------------------------------------------------------
 Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
 Series 1995-2B, Cl. 2IO, (13.586)%, 6/15/25 4                                  30,524,926        505,645



14  |  OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                 Principal   Market Value
                                                                                    Amount     See Note 1
------------------------------------------------------------------------------------------------------------
 Residential Continued
 Washington Mutual Finance Corp., Collateralized Mtg. Obligations,
 Series 2000-1, Cl. M3, 2.86%, 1/25/40 1                                      $  2,738,944 $    2,837,803
------------------------------------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
 Obligations Pass-Through Certificates:
 Series 2003-AR3, Cl. A1A, 1.675%, 4/25/33 1                                       364,891        365,104
 Series 2003-AR7, Cl. A1, 1.507%, 8/25/33 1                                     12,665,096     12,654,297
                                                                                           -----------------
                                                                                               35,830,977
                                                                                           -----------------
 Total Mortgage-Backed Obligations (Cost $996,458,493)                                      1,005,724,376

------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations--67.2%

 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 2.375%, 4/15/06                                                                29,000,000     28,824,608
 4.875%, 3/15/07                                                                 4,800,000      5,073,264
 6.25%, 7/15/32                                                                 26,650,000     28,029,058
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                                                 72,770,000     75,154,018
 5.25%, 6/15/06                                                                 46,200,000     49,390,988
 5.50%, 2/15/06                                                                 54,180,000     58,069,636
 6.375%, 6/15/09                                                                57,600,000     64,224,058
 7.25%, 1/15/10                                                                 41,900,000     48,695,929
 7.25%, 5/15/30 6                                                               25,715,000     30,469,523
------------------------------------------------------------------------------------------------------------
 Freddie Mac Unsec. Reference Nts., 6.25%, 1/15/06                              72,000,000     76,697,856
------------------------------------------------------------------------------------------------------------
 Resolution Funding Corp. Federal Book Entry Principal Strips,
 6.28%, 1/15/21 7                                                               18,500,000      6,740,974
------------------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 4.75%, 7/15/04                                                                  1,680,000      1,725,059
 5.375%, 11/13/08                                                               16,600,000     17,727,671
------------------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.50%, 8/15/28                                                                 33,922,000     34,520,961
 6.125%, 11/15/27                                                               12,448,000     13,705,447
 6.25%, 5/15/30                                                                 11,699,000     13,207,995
 6.875%, 8/15/25                                                                82,940,000     99,054,993
 9.25%, 2/15/16                                                                 49,850,000     70,411,181
 11.25%, 2/15/15                                                                 1,450,000      2,292,021
 STRIPS, 4.90%, 2/15/16 7                                                       24,460,000     12,795,980
 STRIPS, 5.91%, 11/15/24 7                                                      14,690,000      4,406,075
------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 1.625%, 3/31/05                                                                41,534,000     41,525,901
 2.625%, 5/15/08                                                                15,822,000     15,328,812
 3%, 11/15/07                                                                   11,010,000     10,957,967
 5%, 2/15/11                                                                     8,450,000      8,926,969
 5.75%, 8/15/10                                                                 11,626,000     12,859,449
 6%, 8/15/09                                                                    48,400,000     54,230,700
 6.50%, 2/15/10                                                                 61,785,000     71,031,063
                                                                                           -----------------
 Total U.S. Government Obligations (Cost $956,840,287)                                        956,078,156

------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $2,135,980,629)                                  150.2%  2,136,831,764
------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                               (50.2)  (714,492,552)
                                                                              ------------------------------
 Net Assets                                                                         100.0% $1,422,339,212
                                                                              ==============================





15  |  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Continued



Footnotes to Statement of Investments
1. Represents the current interest rate for a variable or increasing rate security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,318,474 or 0.94% of the Fund's net assets as of August 31, 2003.
3. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $11,384,788 or 0.80% of the Fund's net assets as of August 31, 2003.
5. When-issued security to be delivered and settled after August 31, 2003. See
Note 1 of Notes to Financial Statements.
6. Securities with an aggregate market value of $7,924,171 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
7. Zero coupon bond reflects effective yield on the date of purchase.
8. Issuer is in default.

See accompanying Notes to Financial Statements.


16  |  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003


--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $2,135,980,629)--see
 accompanying statement                                          $2,136,831,764
--------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and principal paydowns                                     17,438,923
 Shares of beneficial interest sold                                   1,557,471
 Futures margins                                                        573,829
 Other                                                                    5,720
                                                                 ---------------
 Total assets                                                     2,156,407,707

--------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                       5,292,344
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased on a when-issued basis                       722,237,842
 Shares of beneficial interest redeemed                               4,830,596
 Distribution and service plan fees                                     624,327
 Dividends                                                              342,800
 Transfer and shareholder servicing agent fees                          276,926
 Trustees' compensation                                                 173,150
 Shareholder reports                                                    172,958
 Other                                                                  117,552
                                                                 ---------------
 Total liabilities                                                  734,068,495


--------------------------------------------------------------------------------
 Net Assets                                                      $1,422,339,212
                                                                 ===============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                      $      145,742
--------------------------------------------------------------------------------
 Additional paid-in capital                                       1,418,948,164
--------------------------------------------------------------------------------
 Undistributed net investment income                                  3,381,556
--------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions               762,190
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments                            (898,440)
                                                                 ---------------
 Net Assets                                                      $1,422,339,212
                                                                 ===============




17  |  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Continued


--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $830,310,463 and 85,032,140
 shares of beneficial interest outstanding)                              $ 9.76
 Maximum offering price per share (net asset value
 plus sales charge of 4.75% of offering price)                           $10.25
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and
 offering price per share (based on net assets of
 $370,984,247 and 38,041,367 shares of beneficial
 interest outstanding)                                                   $ 9.75
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and
 offering price per share (based on net assets of
 $192,496,345 and 19,745,025 shares of beneficial
 interest outstanding)                                                   $ 9.75
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and
 offering price per share (based on net assets of
 $25,946,615 and 2,657,324 shares of beneficial
 interest outstanding)                                                   $ 9.76
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price
 per share (based on net assets of $2,601,542 and
 266,465 shares of beneficial interest outstanding)                      $ 9.76



 See accompanying Notes to Financial Statements.


18  |  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003


-------------------------------------------------------------------------------
 Investment Income

 Interest                                                        $ 60,269,842
 Fee income                                                           722,820
                                                                 --------------
 Total income                                                      60,992,662

-------------------------------------------------------------------------------
 Expenses

 Management fees                                                    8,708,123
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                            2,198,600
 Class B                                                            4,311,570
 Class C                                                            2,169,872
 Class N                                                              109,966
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            1,664,519
 Class B                                                              834,852
 Class C                                                              314,973
 Class N                                                               93,875
-------------------------------------------------------------------------------
 Shareholder reports                                                  312,830
-------------------------------------------------------------------------------
 Trustees' compensation                                                79,804
-------------------------------------------------------------------------------
 Custodian fees and expenses                                           18,410
-------------------------------------------------------------------------------
 Other                                                                126,609
                                                                 --------------
 Total expenses                                                    20,944,003
 Less reduction to custodian expenses                                 (15,780)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                        (21,853)
                                                                 --------------
 Net expenses                                                      20,906,370

-------------------------------------------------------------------------------
 Net Investment Income                                             40,086,292

-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                       27,674,865
 Closing of futures contracts                                        (729,797)
                                                                 --------------
 Net realized gain                                                 26,945,068
-------------------------------------------------------------------------------
 Net change in unrealized depreciation on:
 Investments                                                      (40,547,040)
 Futures contracts                                                 (1,594,255)
                                                                 --------------
 Net change in unrealized depreciation                            (42,141,295)

-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $24,890,065
                                                                 ==============




 See accompanying Notes to Financial Statements.


19  |  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended August 31,                                                                2003                  2002
------------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                      $   40,086,292        $   57,818,683
------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                              26,945,068            21,432,038
------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                          (42,141,295)           25,431,490
                                                                            --------------------------------------
 Net increase in net assets resulting from operations                           24,890,065           104,682,211

------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                       (25,847,338)          (37,850,699)
 Class B                                                                        (8,971,265)          (12,641,929)
 Class C                                                                        (4,631,361)           (6,896,952)
 Class N                                                                          (530,810)             (317,090)
 Class Y                                                                          (105,183)             (112,098)
------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                        (1,948,171)                   --
 Class B                                                                          (936,453)                   --
 Class C                                                                          (466,417)                   --
 Class N                                                                           (45,634)                   --
 Class Y                                                                            (6,797)                   --

------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                       (12,386,022)          225,972,091
 Class B                                                                       (17,645,395)          177,038,753
 Class C                                                                       (10,392,807)           74,202,150
 Class N                                                                        12,896,822            12,553,724
 Class Y                                                                          (224,999)            1,249,048

------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                     (46,351,765)          537,879,209
------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                         1,468,690,977           930,811,768
                                                                            --------------------------------------
 End of period [including undistributed net investment income
 of $3,381,556 and $1,176,928, respectively]                                $1,422,339,212        $1,468,690,977
                                                                            ======================================



 See accompanying Notes to Financial Statements.


20  |  OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS


 Class A            August 31                                 2003          2002        2001        2000          1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                       $ 9.88        $ 9.52      $ 9.19      $ 9.15        $ 9.74
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .28           .54         .51         .58           .56
 Net realized and unrealized gain (loss)                      (.10)          .36         .36         .04          (.59)
                                                            -------------------------------------------------------------
 Total from investment operations                              .18           .90         .87         .62          (.03)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.28)         (.54)       (.54)       (.57)         (.55)
 Distributions from net realized gain                         (.02)           --          --          --            --
 Tax return of capital distribution                             --            --          --        (.01)         (.01)
                                                            -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.30)         (.54)       (.54)       (.58)         (.56)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $9.76         $9.88       $9.52       $9.19         $9.15
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           1.85%         9.75%       9.75%       7.03%        (0.40)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $830,310      $853,671    $599,659    $559,194      $579,064
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $906,353      $679,657    $580,177    $542,931      $591,229
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                        2.85%         5.57%       5.46%       6.37%         5.85%
 Total expenses                                               1.01% 3       1.06% 3     0.91% 3     1.12% 3       1.06% 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        72%          121%        215%        181%          199%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


21  |  OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued


 Class B            August 31                                 2003          2002        2001        2000          1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                       $ 9.87        $ 9.51      $ 9.18      $ 9.14        $ 9.73
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .21           .46         .45         .51           .48
 Net realized and unrealized gain (loss)                      (.10)          .36         .35         .04          (.59)
                                                            -------------------------------------------------------------
 Total from investment operations                              .11           .82         .80         .55          (.11)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.21)         (.46)       (.47)       (.50)         (.47)
 Distributions from net realized gain                         (.02)           --          --          --            --
 Tax return of capital distribution                             --            --          --        (.01)         (.01)
                                                            -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.23)         (.46)       (.47)       (.51)         (.48)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $9.75         $9.87       $9.51       $9.18         $9.14
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           1.07%         8.93%       8.92%       6.22%        (1.15)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $370,984      $393,355    $204,576    $140,512      $174,622
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $431,102      $266,559    $169,440    $151,770      $160,782
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                        2.08%         4.74%       4.67%       5.60%         5.09%
 Total expenses                                               1.78% 3       1.82% 3     1.67% 3     1.87% 3       1.81% 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        72%          121%        215%        181%          199%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


22  |  OPPENHEIMER U.S. GOVERNMENT TRUST

 Class C            August 31                                 2003          2002        2001        2000          1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                       $ 9.87        $ 9.50      $ 9.18      $ 9.14        $ 9.72
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .21           .46         .45         .51           .48
 Net realized and unrealized gain (loss)                      (.10)          .37         .34         .04          (.58)
                                                            -------------------------------------------------------------
 Total from investment operations                              .11           .83         .79         .55          (.10)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.21)         (.46)       (.47)       (.50)         (.47)
 Distributions from net realized gain                         (.02)           --          --          --            --
 Tax return of capital distribution                             --            --          --        (.01)         (.01)
                                                            -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.23)         (.46)       (.47)       (.51)         (.48)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $9.75         $9.87       $9.50       $9.18         $9.14
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           1.12%         9.05%       8.81%       6.21%        (1.05)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $192,496      $205,349    $124,542     $91,496       $67,691
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $216,954      $144,852    $109,060     $77,875       $56,943
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                        2.13%         4.76%       4.69%       5.61%         5.11%
 Total expenses                                               1.74% 3       1.81% 3     1.67% 3     1.88% 3       1.81% 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        72%          121%        215%        181%          199%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


23  |  OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued


 Class N            August 31                                                           2003        2002        2001 1
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                                 $ 9.88      $ 9.52        $ 9.45
-------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                                                   .24         .50           .25
 Net realized and unrealized gain (loss)                                                (.10)        .39           .07
                                                                                      -----------------------------------
 Total from investment operations                                                        .14         .89           .32
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                   (.24)       (.53)         (.25)
 Distributions from net realized gain                                                   (.02)         --            --
 Tax return of capital distribution                                                       --          --            --
                                                                                      -----------------------------------
 Total dividends and/or distributions to shareholders                                   (.26)       (.53)         (.25)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                        $9.76       $9.88         $9.52
                                                                                      ===================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                                     1.45%       9.62%         3.50%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                                            $25,947     $13,453          $513
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                   $22,027     $ 6,092          $ 90
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                                  2.41%       5.21%         5.54%
 Total expenses                                                                         1.52%       1.31%         0.85%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                                                     1.42%        N/A 4         N/A 4
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                  72%        121%          215%



1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


24  |  OPPENHEIMER U.S. GOVERNMENT TRUST

 Class Y            August 31                                 2003          2002        2001        2000          1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                       $ 9.88        $ 9.52      $ 9.19      $ 9.15        $ 9.74
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .33           .56         .56         .62           .51
 Net realized and unrealized gain (loss)                      (.10)          .36         .34         .03          (.59)
                                                            -------------------------------------------------------------
 Total from investment operations                              .23           .92         .90         .65          (.08)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.33)         (.56)       (.57)       (.61)         (.50)
 Distributions from net realized gain                         (.02)           --          --          --            --
 Tax return of capital distribution                             --            --          --          -- 1        (.01)
                                                            -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.35)         (.56)       (.57)       (.61)         (.51)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $9.76         $9.88       $9.52       $9.19         $9.15
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           2.37%        10.05%      10.10%       7.39%        (0.83)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $2,602        $2,861      $1,522        $333            $1
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $3,133        $1,933      $  464        $ 27            $1
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                        3.36%         5.80%       5.83%       6.51%         6.19%
 Total expenses                                               0.59%         0.83%       1.06% 4     0.83%         0.69%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            N/A 5        0.81%       0.61%        N/A 5         N/A 5
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        72%          121%        215%        181%          199%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


25  |  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer U.S. Government Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent


26  |  OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
 the Fund makes such purchases while remaining substantially fully invested. As of August 31, 2003, the Fund had entered into when-issued purchase commitments of $722,237,842.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund records the incremental difference between the forward purchase and sale of each forward roll as interest income.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of August 31, 2003, securities with an aggregate market value of $22,751, representing less than 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.



27  |  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                                  Net Unrealized
                                                                                    Appreciation
     Undistributed         Undistributed                Accumulated             Based on Cost of
     Net Investment            Long-Term                       Loss       Securities for Federal
     Income                         Gain           Carryforward 1,2          Income Tax Purposes
     -------------------------------------------------------------------------------------------
     $2,887,599                      $--                 $1,135,763                     $833,576

 1. As of August 31, 2003, the Fund had $1,135,763 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforward were as follows:

                              Expiring
                              ------------------------------
                              2011                $1,135,763

 2. During the fiscal year August 31, 2003, the Fund did not utilize any capital loss carryforwards. During the fiscal year August 31, 2002, the Fund utilized $32,569,144 of capital loss carryforward to offset capital gains realized in that fiscal year.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

            To                      From                                    Net
            Ordinary             Capital          Tax Return         Investment
            Income                  Gain          of Capital               Loss
            --------------------------------------------------------------------
            $2,204,293        $2,204,293                 $--                $--

 The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 was as follows:
                                            Year Ended               Year Ended
                                       August 31, 2003          August 31, 2002
       -------------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                     $40,085,957              $57,818,768
       Long-term capital gain                3,403,472                       --
                                           -------------------------------------
       Total                               $43,489,429              $57,818,768
                                           =====================================

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.



28  |  OPPENHEIMER U.S. GOVERNMENT TRUST

                 Federal tax cost                              $2,134,248,613
                                                               ==============

                 Gross unrealized appreciation                 $   29,392,854
                 Gross unrealized depreciation                   (28,559,278)
                                                               --------------
                 Net unrealized appreciation                   $      833,576
                                                               ==============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2003, the Fund's projected benefit obligations were increased by $15,707 and payments of $12,126 were made to retired trustees, resulting in an accumulated liability of $162,298 as of August 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



29  |  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           Year Ended August 31, 2003           Year Ended August 31, 2002
                                            Shares             Amount           Shares              Amount
------------------------------------------------------------------------------------------------------------
 Class A
 Sold                                   56,652,571      $ 564,246,786       51,158,977       $ 492,319,270
 Dividends and/or
 distributions reinvested                2,381,759         23,695,252        3,285,846          31,517,309
 Redeemed                              (60,388,778)      (600,328,060)     (31,048,388)       (297,864,488)
                                       ---------------------------------------------------------------------
 Net increase (decrease)                (1,354,448)     $ (12,386,022)      23,396,435       $ 225,972,091
                                       =====================================================================

------------------------------------------------------------------------------------------------------------
 Class B
 Sold                                   20,228,243      $ 201,205,017       28,240,126       $ 271,878,767
 Dividends and/or
 distributions reinvested                  805,769          8,009,852        1,009,466           9,672,641
 Redeemed                              (22,848,238)      (226,860,264)     (10,910,447)       (104,512,655)
                                       ---------------------------------------------------------------------
 Net increase (decrease)                (1,814,226)     $ (17,645,395)      18,339,145       $ 177,038,753
                                       =====================================================================

------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                   10,172,062      $ 101,135,131       13,565,886       $ 130,250,103
 Dividends and/or
 distributions reinvested                  433,362          4,305,775          613,993           5,880,095
 Redeemed                              (11,673,080)      (115,833,713)      (6,470,186)        (61,928,048)
                                       ---------------------------------------------------------------------
 Net increase (decrease)                (1,067,656)     $ (10,392,807)       7,709,693       $  74,202,150
                                       =====================================================================

------------------------------------------------------------------------------------------------------------
 Class N
 Sold                                    2,734,977      $  27,196,182        1,861,890       $  17,830,379
 Dividends and/or
 distributions reinvested                   56,283            559,905           32,852             314,778
 Redeemed                               (1,495,408)       (14,859,265)        (587,177)         (5,591,433)
                                       ---------------------------------------------------------------------
 Net increase                            1,295,852      $  12,896,822        1,307,565       $  12,553,724
                                       =====================================================================

------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                      194,270      $   1,933,455          198,277       $   1,903,907
 Dividends and/or
 distributions reinvested                   11,213            111,561           11,662             111,903
 Redeemed                                 (228,630)        (2,270,015)         (80,212)           (766,762)
                                       ---------------------------------------------------------------------
 Net increase (decrease)                   (23,147)     $    (224,999)         129,727       $   1,249,048
                                       =====================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were $1,392,021,467 and $1,408,427,356, respectively.


30  |  OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $100 million, 0.57% of the next $100 million, 0.55% of the next $400 million, 0.50% of the next $1.2 billion, and 0.475% of average annual net assets over $2.0 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $2,920,206 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate           Class A       Concessions      Concessions       Concessions      Concessions
                        Front-End         Front-End        on Class A       on Class B        on Class C       on Class N
                    Sales Charges     Sales Charges            Shares           Shares            Shares           Shares
                       on Class A       Retained by       Advanced by      Advanced by       Advanced by      Advanced by
 Year Ended                Shares       Distributor     Distributor 1    Distributor 1     Distributor 1    Distributor 1
-------------------------------------------------------------------------------------------------------------------------
 August 31, 2003       $3,750,127          $791,915        $1,317,951       $3,956,516          $542,151         $212,758

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A           Class B                 Class C                Class N
                            Contingent        Contingent              Contingent             Contingent
                              Deferred          Deferred                Deferred               Deferred
                         Sales Charges     Sales Charges           Sales Charges          Sales Charges
                           Retained by       Retained by             Retained by            Retained by
 Year Ended                Distributor       Distributor             Distributor            Distributor
-------------------------------------------------------------------------------------------------------
 August 31, 2003               $40,961        $1,852,281                $112,066               $110,391




31  |  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $2,198,600, all of which were paid by the Distributor to recipients, which included $24,802 retained by the Distributor and $142,068 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                                                  Distributor's
                                                                           Distributor's              Aggregate
                                                                               Aggregate           Unreimbursed
                                                                            Unreimbursed          Expenses as %
                        Total Payments              Amount Retained             Expenses          of Net Assets
                            Under Plan               by Distributor           Under Plan               of Class
----------------------------------------------------------------------------------------------------------------
 Class B Plan               $4,311,570                   $3,503,724          $11,051,062                   2.98%
 Class C Plan                2,169,872                      666,737            2,188,523                   1.14
 Class N Plan                  109,966                       94,911              444,148                   1.71


--------------------------------------------------------------------------------
 5. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.



32  |  OPPENHEIMER U.S. GOVERNMENT TRUST

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of August 31, 2003, the Fund had outstanding futures contracts as follows:

                                                                                               Unrealized
                                   Expiration       Number of      Valuation as of           Appreciation
 Contract Description                   Dates       Contracts      August 31, 2003         (Depreciation)
----------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 U.S. Treasury Nts., 5 yr.           12/19/03              85         $  9,338,047           $    30,228
                                                                                             -------------
 Contracts to Sell
 U.S. Long Bonds                     12/19/03           1,134          120,204,000            (1,489,284)
 U.S. Treasury Nts., 2 yr.           12/29/03             439           93,527,578              (129,475)
 U.S. Treasury Nts., 2 yr.            9/29/03             696          149,357,250               438,947
 U.S. Treasury Nts., 10 yr.          12/19/03           1,079          118,386,531              (599,992)
                                                                                             -------------
                                                                                              (1,779,804)
                                                                                             -------------
                                                                                             $(1,749,576)
                                                                                             =============


--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of August 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August 31, 2003 was $54,818,778, which represents 3.85% of the Fund's net assets.


33  |  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.


34  |  OPPENHEIMER U.S. GOVERNMENT TRUST

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of Oppenheimer U.S. Government Trust:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer U.S. Government Trust, including the statement of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer U.S. Government Trust as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 September 22, 2003


35  |  OPPENHEIMER U.S. GOVERNMENT TRUST

 FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends and distributions of $0.0459, $0.0395, $0.0401, $0.0439 and
 $0.0495 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 30, 2002, of which $0.0213 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
    Dividends paid by the Fund during the fiscal year ended August 31, 2003 which are not designated as capital gain distribution, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


 PORTFOLIO PROXY VOTING
 POLICIES AND PROCEDURES  Unaudited


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


36  |  OPPENHEIMER U.S. GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited

------------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with     Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held by Trustee;
Fund, Length of Service, Age    Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT TRUSTEES            The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924.
                                Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,             Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships: Weyerhaeuser Corp.
Chairman of the Board           (since 1999) and Danielson Holding Corp. (since 2002); formerly a director of Caterpillar, Inc.
of Trustees since 2003,         (1993-December 2002). Oversees 29 portfolios in the OppenheimerFunds complex.
Trustee (since 1991)
Age: 72

Robert G. Galli,                A trustee or director of other Oppenheimer funds. Formerly Trustee (May 2000-2002) of Research
Trustee (since 1996)            Foundation of AIMR (investment research, non-profit) and Vice Chairman (October 1995-December
Age: 70                         1997) of OppenheimerFunds, Inc. (the Manager). Oversees 39 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths,           A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a director (since
Trustee (since 1999)            2001) of GSI Lumonics, a trustee (since 1983) of Woodward Academy, a Senior Advisor (since 2001)
Age: 64                         of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979),
                                American Academy of Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                                and Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust New York
                                Corporation (1994-1999). Oversees 29 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                 Director (since 2002) Columbia Equity Financial Corp. (privately-held financial adviser); Managing
Trustee (since 2002)            Director (since 2002) Carmona Motley, Inc. (privately-held financial adviser); Formerly he held
Age: 51                         the following positions: Managing Director (January 1998-December 2001), Carmona Motley Hoffman
                                Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the OppenheimerFunds complex.

Kenneth A. Randall,             A director of Dominion Resources, Inc. (electric utility holding company) and Prime Retail, Inc.
Trustee (since 1985)            (real estate investment trust); formerly a director of Dominion Energy, Inc. (electric power and
Age: 76                         oil & gas producer), President and Chief Executive Officer of The Conference Board, Inc.
                                (international economic and business research) and a director of Lumbermens Mutual Casualty
                                Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.
                                Oversees 29 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                President, Baruch College, CUNY; a director of RBAsset (real estate manager); a director of
Trustee (since 1993)            OffitBank; formerly Trustee, Financial Accounting Foundation (FASB and GASB), Senior Fellow of
Age: 73                         Jerome Levy Economics Institute, Bard College, Chairman of Municipal Assistance Corporation for
                                the City of New York, New York State Comptroller and Trustee of New York State and Local
                                Retirement Fund. Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,       Chairman (since 1993) of The Directorship Search Group, Inc. (corporate governance consulting and
Trustee (since 1989)            executive recruiting); a life trustee of International House (non-profit educational
Age: 71                         organization), and a trustee (since 1996) of the Greenwich Historical Society. Oversees 29 portfolios in the OppenheimerFunds complex.


37  |  OPPENHEIMER U.S. GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued

Donald W. Spiro,                Chairman Emeritus (since January 1991) of the Manager. Formerly a director (January 1969-August
Vice Chairman of the            1999) of the Manager. Oversees 29 portfolios in the OppenheimerFunds complex.
Board of Trustees,
Trustee (since 1985)
Age: 77

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICER  The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                 Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee,          2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
Trustee (since 2001)            and a director (since July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding
Age: 54                         company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                OFI Institutional Asset Management, Inc. and Centennial Asset Management Corporation (since
                                November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                July 2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                                Real Asset Management, Inc.; a director (since November 2001) of Trinity Investment Management
                                Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice
                                President (since February 1997) of Massachusetts Mutual Life Insurance Company (the Manager's
                                parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.); formerly, Chief Operating Officer
                                (September 2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of
                                MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief Executive
                                Officer and director (September 1999-August 2000) of MML Bay State Life Insurance Company; a
                                director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 75 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                        The address of the Officers in the chart below is as follows: for Messrs. Manioudakis and Zack,
                                498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO
                                80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Angelo Manioudakis,             Senior Vice President of the Manager (since April 2002); an officer of 12 portfolios in the
Vice President and              OppenheimerFunds complex; formerly Executive Director and portfolio manager for Miller, Anderson &
Portfolio Manager (since 2002)  Sherrerd, a division of Morgan Stanley Investment Management (August 1993-April 2002).
Age: 36




38  |  OPPENHEIMER U.S. GOVERNMENT TRUST

Brian W. Wixted,                Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March
Treasurer (since 1999)          1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
Age: 43                         Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
                                Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
                                Ltd. and OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management, Inc. (since
                                November 2000) (offshore fund management subsidiaries of the Manager); Treasurer and Chief
                                Financial Officer (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the
                                Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                                OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief Operating Officer
                                (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An officer of 91 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                 Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Manager;
Secretary (since 2001)          General Counsel and a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior
Age: 55                         Vice President and General Counsel (since November 2001) of HarbourView Asset Management
                                Corporation; Vice President and a director (since November 2000) of Oppenheimer Partnership
                                Holdings, Inc.; Senior Vice President, General Counsel and a director (since November 2001) of
                                Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc.,
                                Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.; General Counsel (since
                                November 2001) of Centennial Asset Management Corporation; a director (since November 2001) of
                                Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001)
                                of OppenheimerFunds International Ltd.; Vice President (since November 2001) of OppenheimerFunds
                                Legacy Program; Secretary (since November 2001) of Oppenheimer Acquisition Corp.; formerly Acting
                                General Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                Shareholder Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds International
                                Ltd. and OppenheimerFunds plc (October 1997-November 2001). An officer of 91 portfolios in the
                                OppenheimerFunds complex.



The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

39  |  OPPENHEIMER U.S. GOVERNMENT TRUST

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of August 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)